Share-Based Compensation - Fair value assumptions - Domestic plan (Details) - Shanghai OneSmart - Domestic Plan	12 Months Ended
	Aug. 31, 2019 ¥ / shares	Aug. 31, 2017 ¥ / shares
Fair value assumptions
Risk-free interest rate	2.40%	4.80%
Expected volatility	47.00%	47.30%
Suboptimal exercise factor	2.80	2.5
Fair value per ordinary share	¥ 351.24
Minimum
Fair value assumptions
Fair value per ordinary share		¥ 203.20
Maximum
Fair value assumptions
Fair value per ordinary share		¥ 285.30